FINANCE COSTS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
FINANCE COSTS

16	OTHER INCOME (EXPENSE), NET

	For the period ended June 30
	2026	2025
	USD	USD

Gain on disposal of property, plant and equipment	25,903	44,965
Others	20,819	(25,188)
Total	46,722	19,777

17	FINANCE COSTS

	For the period ended June 30
	2026	2025
	USD	USD

Interest expenses on bank borrowings	114,604	199,664
Interest expenses on other borrowings	9,216	25,077
Interest expenses on shareholder loans	-	10,277
Interest expenses on lease liabilities	1,382	2,113
Bank charges	23,612	39,262
Total	148,814	276,393